Inventory (Schedule Of Inventory) (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventory [Abstract]
Finished goods	$ 1,100	$ 1,106	$ 1,180
Raw materials	367	451	670
Inventory, Net	$ 1,467	$ 1,557	$ 1,850